Property, Equipment and Leasehold Improvements (Details) - Schedule property, equipment and leasehold improvements - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 4,190	$ 1,704	$ 974
Less accumulated depreciation	(465)	(779)	(297)
Property, equipment and leasehold improvements, net $	3,725	925	677
Furniture/Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	404	159	153
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,301	708	306
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	106	106	106
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 379	$ 731	$ 409